20. PROVISION FOR TAX, CIVIL AND LABOR RISKS	12 Months Ended
Dec. 31, 2020
Provision For Tax Civil And Labor Risks
PROVISION FOR TAX, CIVIL AND LABOR RISKS
20.	PROVISION FOR TAX, CIVIL AND LABOR RISKS

The Company and its subsidiaries are involved in certain legal matters arising in the normal course of business, which include civil, tax, social security, labor, commercial and other processes.

Company’s Management believes that, based on the elements existing at the base date of these consolidated financial statements, the provision for tax, civil, labor, commercial and other risks, is sufficient to cover eventual losses with administrative and legal proceedings, as set forth below.

20.1.	Contingencies with probable losses

The rollforward of the provisions for tax, labor, civil, commercial and other risks classified as with probable loss, and contingent liabilities is presented below:

	Tax		Labor		Civil, commercial and other		Contingent liabilities (1)		Total
	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19	12.31.20	12.31.19
Beginning balance	583,464	230,149	603,074	468,513	307,177	281,958	300,654	369,631	1,794,369	1,350,251
Additions	103,773	451,190	435,723	633,623	52,961	48,576	-	124	592,457	1,133,513
Reversals	(246,499)	(83,098)	(250,029)	(268,043)	(34,556)	(34,774)	(3,464)	(69,070)	(534,548)	(454,985)
Payments	(70,699)	(457,349)	(298,599)	(413,727)	(29,889)	(20,283)	-	-	(399,187)	(891,359)
Interest	57,275	442,622	144,516	182,749	47,818	32,058	-	-	249,609	657,429
Exchange rate variation	(12)	(50)	21	(41)	19	(358)	(8)	(31)	20	(480)
Ending balance	427,302	583,464	634,706	603,074	343,530	307,177	297,182	300,654	1,702,720	1,794,369

Current									865,338	1,084,308
Non-current									837,382	710,061

(1)	Contingent liabilities recognized at fair value as of the acquisition date, arising from the business combination with Sadia.

20.1.1.	Tax

The tax contingencies classified as probable losses relate to the following main legal proceedings:

ICMS: The Company is involved in disputes related to the ICMS tax arising from the maintenance of credits on the acquisition of products for which the subsequent sale has reduced tax base (“cesta básica”); maintenance of credits on the acquisition of goods for consumption, fixed assets, electricity and presumed credit; tax substitution; compensation with government debts; isolated fines; tax rate differential on seasoned product and others, in the amount of R$248,560 (R$418,963 as of December 31, 2019).

PIS and COFINS: The Company is involved in administrative and judicial of disputes related to the compensation of certain tax credits arising from the acquisition of supplies with federal taxes, in the amount of R$149,945 (R$139,711 as of December 31, 2019).

Other tax contingencies: The Company has other provisions for tax claims related to the payment of social security contribution, INCRA, FUNRURAL, SESI/SENAI/SEBRAE, debts included in the government regularization program (REFIS) with deposits awaiting consolidation and conversion into payment, differences in supplementary fiscal obligations, import taxes, IOF, industrialized products taxes and others, in the amount of R$75,360 (R$61,731 as of December 31, 2019).

20.1.2.	Labor

The Company is defendant in several labor claims either filed by individuals or by the Public Prosecutors Office, mainly related to overtime, thermal rest, unhealthy environment, occupational accidents, among others. None of these labor claims is individually significant. The Company recorded a provision based on past history of payments, statistical models and on prognosis of loss.

20.1.3.	Civil, commercial and others

Civil, commercial and other contingencies are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, including outgrowers contracts, intellectual property disputes, regulatory issues, environmental and real state, traffic accidents, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and obligations to do.

20.2.	Contingencies with possible losses

The Company is involved in contingencies for which losses have been assessed as possible by Management with support from legal advisors. On December 31, 2020, the total amount of contingencies classified as possible was R$14,257,611 (R$13,299,190 as of December 31, 2019), of which solely the ones arising from the business combination with Sadia are provisioned, measured by the estimated fair value at the business combination date: R$297,182 (R$300,654 as of December 31, 2019). The remaining possible contingencies are presented below.

20.2.1.	Tax

The tax contingencies for which losses have been assessed as possible amounted to R$12,536,528 as of December 31, 2020 (R$11,811,690 as of December 31, 2019). The most relevant cases are set forth below:

PIS and COFINS: The Company is involved in administrative and judicial disputes related to the non-cumulative system due to divergence on the concept of input and the use in the productive process, the requirement of taxation of revenues related to presumed ICMS credits, disputes on the fiscal classification of seasoned meats, Laws 2.445/88 and 2.449/88 (“semestralidade”), untimely credits and others, in the amount of R$5,549,431 (R$4,915,293 as of December 31, 2019).

ICMS: The Company is involved in disputes related to: (i) non-acceptance of ICMS credits in interstate sales from states that were unilaterally granted fiscal benefits without the approval of the National Finance Policy Council (“CONFAZ”), the so-called “guerra fiscal” in the amount of R$416,238 (R$1,457,867 as of December 31, 2019); (ii) lack of evidence of exports in the amount of R$265,590 (R$261,880 as of December 31, 2019);(iii) infraction notices from State of Rio de Janeiro related to the supposed non-compliance of Agreement Terms (“TARE”) regarding tax benefits, in the amount of R$550,367 (R$536,799 as of December 31, 2019); (iv) Public Civil Action in Rio de Janeiro due do the use of tax benefits, in the amount of R$239,845; (v) infraction notice about ICMS in Goiás related to the exclusion of the reversal of the tax credit from the calculation base of PROTEGE, in the amount of R$105,866; and (vi) R$2,228,462 (R$2,291,608 on December 31, 2019) related to other claims. The relevant reduction in the amount related to “guerra fiscal” is mainly due to the recognition of the credits by the state of São Paulo, for which the probability of loss has been changed to remote.

Income Tax and Social Contribution (IRPJ and CSLL): The Company is involved in administrative and judicial disputes related to refunds and compensation of negative income tax and social contribution balances, including credits arising from the Plano Verão and requirement of IRPJ and CSLL related to the compensation of tax loss carryforwards above the limit of 30% due to incorporation of entities. The contingencies related to these taxes totaled R$1,249,062 (R$1,238,564 as of December 31, 2019).

Profits earned abroad: The Company was assessed by the Brazilian Federal Revenue for alleged underpayment of income tax and social contribution on profits earned by its subsidiaries located abroad, in a total amount of R$629,341 (R$534,819 as of December 31, 2019). The Company’s legal defense is based on the facts that the subsidiaries located abroad are subject exclusively to the full taxation in the countries in which they are based as a result of the treaties signed to avoid double taxation.

IPI: The Company disputes administratively and judicially the denial of compensation of IPI credits resulting from purchases of duty-free goods, sales to Manaus Free Zone and purchases of supplies with PIS and COFINS from non-taxpayers. Such discussed cases totaled the amount of R$209,314 (R$291,723 as of December 31, 2019).

Social security taxes: The Company disputes cases related to the charges of social security on payroll, employees profit sharing, GILRAT additional for special retirement financing, SAT/RAT, as well as other cases, in a total amount of R$418,957 (R$274,278 as of December 31, 2019).

Other contingencies: The Company disputes cases related to the requirement of 50% fine on the compensations of PIS, COFINS and IRPJ not approved awaiting final decision of the processes, drawback proof, tax on services and others of several natures, fees, property tax, import tax and IOF, totaling R$674,055 (R$493,104 as of December 31, 2019).

20.2.2.	Labor

On December 31, 2020 the labor contingencies assessed as possible loss totaled R$197,097 (R$84,039 as of December 31, 2019).

20.2.3.	Civil, commercial and others

Civil, commercial and other contingencies for which losses were assessed as possible totaled R$1,523,987 (R$1,403,461 as of December 31, 2019) and are mainly related to litigations containing allegations of contractual breaches and noncompliance of legal obligations of several natures as disputes arising from contracts in general, including outgrowers contracts, intellectual property disputes, regulatory issues, environmental and real state, traffic accidents, consumer relations, among others. The claims are mostly for compensation of losses and damages, application of penalties and obligations to do.

20.2.4.	Others

The Company has been subject to investigations conducted by public authorities denominated “Carne Fraca Operation” in 2017 and “Trapaça Operation” in 2018. The development of these processes and the already incurred effects are described in the note 1.2.